CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Shares	Share capital	Contributed surplus	Equity component of convertible notes	Accumulated other comprehensive loss Restatement Adjustment	Accumulated other comprehensive loss	Deficit Restatement Adjustment	Deficit	Total
Balance at the beginning of the year at Dec. 31, 2016		$ 1,101,428,000	$ 53,072,000			$ (193,772,000)		$ (136,191,000)	$ 824,537,000
Balance at the beginning of the year (in shares at Dec. 31, 2016	180,113,252
Shares issued upon exercise of options		20,757,000	(6,863,000)						13,894,000
Shares issued upon exercise of options (in shares)	1,822,025
Shares issued under flow-through agreement		3,182,000							3,182,000
Shares issued under flow-through agreement (in shares)	329,000
Share issue costs, net of taxes		(167,000)							(167,000)
Value assigned to options vested			3,733,000						3,733,000
Shares issued upon settlement of restricted share units		731,000							731,000
Shares issued upon settlement of restricted share units (in shares)	73,597
Equity component of convertible notes, net of taxes				$ 17,603,000					17,603,000
Earnings (Loss) for the year								(16,453,000)	(16,453,000)
Balance at the end of the year at Dec. 31, 2017	$ 182,337,874	1,125,932,000	49,942,000	17,603,000	$ (199,540,000)	(193,772,000)	$ (146,876,000)	(152,644,000)	847,061,000
Balance at the end of the year (in shares) at Dec. 31, 2017	182,337,874
Adjustment on adoption of IFRS 9, net of tax					$ (5,768,000)		$ 5,768,000
Shares issued upon exercise of options		12,911,000	(4,558,000)						8,353,000
Shares issued upon exercise of options (in shares)	1,576,500
Shares issued under flow-through agreement		1,913,000							1,913,000
Shares issued under flow-through agreement (in shares)	227,273
Share issue costs, net of taxes		(23,000)							(23,000)
Value assigned to options vested			3,502,000						3,502,000
Shares issued upon settlement of restricted share units		157,000							157,000
Shares issued upon settlement of restricted share units (in shares)	21,444
Other comprehensive earnings for the year						5,543,000			5,543,000
Earnings (Loss) for the year								36,620,000	36,620,000
Balance at the end of the year at Dec. 31, 2018		$ 1,140,890,000	$ 48,886,000	$ 17,603,000		$ (193,997,000)		$ (110,256,000)	$ 903,126,000
Balance at the end of the year (in shares) at Dec. 31, 2018	184,163,091